Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash [Abstract]
Cash for immediate withdrawal - in USD	$ 3,443	$ 6,590
Cash for immediate withdrawal - in NIS	131	285
Cash	$ 3,574	$ 6,875